Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, nominal value Euro0.01
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	22.125
Maximum Aggregate Offering Price	$ 663,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 101,620.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, (the "Securities Act"), this Registration Statement shall be deemed to cover an indeterminate amount of additional class A ordinary shares of the Registrant ("Ordinary Shares") that may be offered and issued as a result of any share split, share dividend or similar transaction. Represents an additional 30,000,000 of the Registrant's class A ordinary shares available for issuance under the Registrant's the Nebius Group N.V. Amended and Restated Equity Incentive Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant's class A ordinary shares as reported on the Nasdaq Global Select Market on April 30, 2025.